Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as defined by the SEC’s regulations (“CAP”), and certain financial performance of the Company. For additional information regarding our compensation philosophy, objectives and structure of our performance-based compensation programs, and compensation decisions, please refer to "Compensation Discussion and Analysis".

The following table sets forth the compensation for our Chief Executive Officer (“CEO”) and the average compensation for our other Named Executive Officers (“Other NEOs”) for the fiscal years ended January 31, 2024, January 31, 2023, January 31, 2022 and January 31, 2021 (each, a “Covered Year”), in each case as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC. “Compensation actually paid” ("CAP") does not reflect amounts actually realized by our CEO and Other NEOs and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals.

The table below also provides information for each Covered Year on our cumulative Total Shareholder Return (“TSR”) and the cumulative TSR of our peer group, the Nasdaq Computer Index (with each such TSR determined for the period commencing on January 31, 2020), our Net Loss and our Revenue. We selected Revenue as our “most important financial performance measure” used to link “compensation actually paid” to our CEO and Other NEOs to our performance for the fiscal year ended January 31, 2024.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	SCT Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	SCT Average Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net (Loss) Income (thousands) ($)(6)	Revenue (thousands) ($)(7)
2024	15,257,721	44,819,403	7,487,213	10,599,236	244	220	(176,600)	1,683,011
2023	13,229,190	(1,158,813)	6,426,612	(140,152)	131	142	(345,398)	1,284,040
2022	10,566,757	17,742,233	5,346,033	7,074,336	247	183	(306,866)	873,782
2021	8,528,435	75,870,778	5,498,881	8,929,732	225	146	(266,944)	590,380

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Other NEOs for the fiscal year ended January 31, 2024, January 31, 2023 and January 31, 2022 were Michael Gordon, Cedric Pech and Mark Porter. The Other NEOs for the fiscal year ended January 31, 2021 were Michael Gordon, Cedric Pech, Mark Porter and Eliot Horowitz.
PEO Total Compensation Amount	$ 15,257,721	$ 13,229,190	$ 10,566,757	$ 8,528,435
PEO Actually Paid Compensation Amount	$ 44,819,403	(1,158,813)	17,742,233	75,870,778
Adjustment To PEO Compensation, Footnote

Adjustments to Determine CEO Compensation Actually Paid	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022	Fiscal year ended January 31, 2021
SCT total amount	15,257,721	13,229,190	10,566,757	8,528,435
Subtract Amounts Reported under “Option Awards” and “Stock Awards” Columns in SCT for the Covered Year	14,825,835	12,797,690	10,135,257	8,096,935
Add Year-end Fair Value of Options Awards and Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	31,722,922	7,806,455	8,787,241	16,347,481
Add Fair Value on Vesting of Option Awards and Stock Awards Granted during Covered Year that Vested during Covered Year	2,670,818	889,080	2,388,178	2,924,375
Add change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards and Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	6,507,392	(6,596,740)	2,449,600	36,282,788
Add change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Option Awards and Stock Awards Granted Prior to Covered Year that Vested during Covered Year	3,486,384	(3,689,107)	3,752,557	19,884,634
Subtract Fair Value of forfeited Stock Awards during Covered Year	—	—	66,843 (8)	—
TOTAL ADJUSTMENTS:	29,561,682	(14,388,003)	7,175,476	67,342,343
TOTAL COMPENSATION ACTUALLY PAID:	44,819,403	(1,158,813)	17,742,233	75,870,778

Non-PEO NEO Average Total Compensation Amount	$ 7,487,213	6,426,612	5,346,033	5,498,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,599,236	(140,152)	7,074,336	8,929,732
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Average of Other NEOs' Compensation Actually Paid	Fiscal year ended January 31, 2024	Fiscal year ended January 31, 2023	Fiscal year ended January 31, 2022	Fiscal year ended January 31, 2021
SCT total amount	7,487,213	6,426,612	5,346,033	5,498,881
Subtract Amounts Reported under “Option Awards” and “Stock Awards” Columns in SCT for the Covered Year	6,912,855	5,974,289	4,694,131	5,043,575
Add Year-end Fair Value of Options Awards and Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	10,317,641	3,642,784	4,295,795	6,512,713
Add Fair Value on Vesting of Option Awards and Stock Awards Granted during Covered Year that Vested during Covered Year	957,110	416,788	872,769	1,337,571
Add change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards and Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	2,243,152	(3,143,169)	829,978	6,746,122
Add change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Option Awards and Stock Awards Granted Prior to Covered Year that Vested during Covered Year	1,339,649	(1,508,880)	440,771	3,983,122
Subtract Fair Value of forfeited Stock Awards during Covered Year	4,832,674(a)	—	16,880(b)	10,105,101(c)
TOTAL ADJUSTMENTS:	3,112,023	(6,566,765)	1,728,303	3,430,851
TOTAL COMPENSATION ACTUALLY PAID:	10,599,236	(140,152)	7,074,336	8,929,732

(a)     Reflects the forfeiture of equity awards by Mr. Porter upon his stepping down as our Chief Technology Officer, effective July 2023.
(b)    Reflects performance-based stock awards that were forfeited as a result of attainment of company performance targets at a level that resulted in less than full vesting.
(c)     Reflects (i) the forfeiture of equity awards by Mr. Porter upon his resignation as a director on our board and in connection with his appointment as our Chief Technology Officer, effective July 2020, and (ii) the forfeiture of equity awards by Mr. Horowitz upon his resignation from his position as our Chief Technology Officer, effective July 2020.

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the TSR on a fixed $100 investment made as of January 31, 2020 in shares of our common stock and in the Nasdaq Computer Index. The stock price performance shown in the graph represents past performance and should not be considered an indication of future stock price performance.

The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs against (ii) MongoDB’s cumulative TSR for each Covered Year.
The following chart sets forth the relationship between (i) the CAP of our CEO and the average CAP of our Other NEOs (as shown in the left axis) against (ii) Revenue and (iii) Net Loss on the right axis, for each Covered Year.

Tabular List, Table

Performance Measure	What it Measures
ARR Growth (%)	Percentage growth in ARR over a given time period
Net New ARR ($)	The net change in ARR over a given time period
Non-GAAP Operating Income	Earnings we generate adjusted for non-cash or irregular expenses
Operating Cash Flow ($)	Cash generated by our regular operating activities
Revenue ($)	Revenue we generate through our subscriptions and services offerings

Total Shareholder Return Amount	$ 244	131	247	225
Peer Group Total Shareholder Return Amount	220	142	183	146
Net Income (Loss)	$ (176,600)	$ (345,398)	$ (306,866)	$ (266,944)
Company Selected Measure Amount	1,683,011	1,284,040	873,782	590,380
PEO Name	Dev Ittycheria
Measure:: 1
Pay vs Performance Disclosure
Name	ARR Growth (%)
Non-GAAP Measure Description	Percentage growth in ARR over a given time period
Measure:: 2
Pay vs Performance Disclosure
Name	Net New ARR ($)
Non-GAAP Measure Description	The net change in ARR over a given time period
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Non-GAAP Measure Description	Earnings we generate adjusted for non-cash or irregular expenses
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Cash Flow ($)
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue ($)
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,561,682	$ (14,388,003)	$ 7,175,476	$ 67,342,343
PEO [Member] | Option Award and Stock Award Reported For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,825,835	12,797,690	10,135,257	8,096,935
PEO [Member] | Option Award and Stock Award Fair Value, Granted For Covered Year and Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,722,922	7,806,455	8,787,241	16,347,481
PEO [Member] | Option Award and Stock Award Fair Value, Granted For Covered Year and Vested For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,670,818	889,080	2,388,178	2,924,375
PEO [Member] | Option Award and Stock Award, Change in Fair Value From Prior Year-End To Covered Year-End, Granted Prior To Covered Year and Outstanding and Unvested At Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,507,392	(6,596,740)	2,449,600	36,282,788
PEO [Member] | Option Award and Stock Award, Change in Fair Value From Prior Year-End To Award Vest Date, Granted Prior To Covered Year and Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,486,384	(3,689,107)	3,752,557	19,884,634
PEO [Member] | Performance Stock Unit, Fair Value, Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	66,843	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,112,023	(6,566,765)	1,728,303	3,430,851
Non-PEO NEO | Option Award and Stock Award Reported For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,912,855	5,974,289	4,694,131	5,043,575
Non-PEO NEO | Option Award and Stock Award Fair Value, Granted For Covered Year and Vested For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	957,110	416,788	872,769	1,337,571
Non-PEO NEO | Option Award and Stock Award, Change in Fair Value From Prior Year-End To Covered Year-End, Granted Prior To Covered Year and Outstanding and Unvested At Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,243,152	(3,143,169)	829,978	6,746,122
Non-PEO NEO | Option Award and Stock Award, Change in Fair Value From Prior Year-End To Award Vest Date, Granted Prior To Covered Year and Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,339,649	(1,508,880)	440,771	3,983,122
Non-PEO NEO | Performance Stock Unit, Fair Value, Awards Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,832,674	0	16,880	10,105,101
Non-PEO NEO | Option Award and Stock Award Option Award and Stock Award Fair Value, Granted For Covered Year and Unvested At Year Endd Fair Value, Granted For Covered Year and Vested For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,317,641	$ 3,642,784	$ 4,295,795	$ 6,512,713